Retirement Benefits	12 Months Ended
Mar. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Retirement Benefits
16.	Retirement Benefits

Gratuity

The Company provides for gratuity on an actuarial valuation. The Company has an unfunded defined benefit retirement plan covering eligible employees in India. This plan provides for a lump-sum payment to be made to vested employees at retirement, death or termination of employment of an amount equivalent to 15 days basic salary, payable for each completed year of service. These gratuity benefits vest upon an employee’s completion of five years of service.

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2011, 2012 and 2013. The measurement date used is March 31 of the relevant fiscal year.

	2011	2012	2013
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	349,624	434,594	446,146
Acquisition	7,874	—	—
Actuarial (gain) loss	(16,687)	(10,478)	14,941
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Benefits paid	(22,851)	(39,297)	(26,382)
Effect of exchange rate changes	5,243	(59,643)	(26,257)

Benefit obligation at the end of the year	434,594	446,146	527,512

Current – (included in other employee payable)	35,220	36,885	47,713
Non-current – (included in retirement benefits)	399,374	409,261	479,799

Accumulated benefit obligation was US$247,312 and US$290,852 as of March 31, 2012 and 2013 respectively.

Net gratuity cost for the years ended March 31, 2011, 2012 and 2013 comprise of the following:

	2011	2012	2013
	US$	US$	US$
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Recognized net actuarial (gain) loss	(16,687)	(10,478)	14,941

Net gratuity cost	94,704	110,492	134,005

The assumptions used in accounting for gratuity in the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	9.00%	9.24%	8.75%

Rate of increase in compensation	10% for first year and 7% thereafter	7.00%	7.00%

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2014	47,713
2015	42,140
2016	52,234
2017	161,243
2018	65,913
2019-2023	446,148

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation as of March 31, 2013.

Provident Fund

Employees based in India and the Company each, contribute at the rate of 12% of salaries to a provident fund maintained by the Government of India for the benefit of such employees. The provident fund is a defined contribution plan. Accordingly, the Company expenses such contributions as incurred. Amounts contributed by the Company to the provident fund, in aggregate, were US$252,004, US$279,396 and US$259,684 for the years ended March 31, 2011, 2012 and 2013, respectively.